Other non-current assets (Details Narrative) - EUR (€)	Dec. 31, 2023	Dec. 31, 2022
Research and development percentage	10.00%	20.00%
Other Current Assets [Member]
Allowance for corporate equity	€ 200,000
Other Noncurrent Assets [Member] | Related Party [Member]
Security deposit	€ 3,350